CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowances for doubtful accounts	$ 534	$ 574
Common shares, no par value
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	17,031,810	16,801,810
Common shares, outstanding	16,056,239	16,387,648
Treasury stock, at cost	975,571	414,162